SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 1,927,749	$ 1,937,419
Accrued expenses	1,164,974	798,386
Accounts payable and accrued liabilities	3,092,723	2,735,805
Accounts payable – related party	$ 403,423	$ 391,631